TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				120 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Company's loss before income tax
PRC	$ (189,045)	¥ (1,229,979)	¥ (1,353,896)	¥ (1,058,804)
Non-PRC	1,936	12,591	(9,057)	(627)
Total company's loss before income tax	(187,109)	(1,217,388)	(1,362,953)	(1,059,431)
Composition of income tax expense
Current income tax	(1,773)	(11,536)	(570)
Deferred income tax	258	1,680
Income Tax Expense (Benefit), Total	$ (1,515)	¥ (9,856)	(570)
Cayman Islands
TAXATION
Withholding tax imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
British Virgin Islands
TAXATION
Withholding tax imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Hong Kong
TAXATION
Income tax rate (as a percent)	16.50%	16.50%
Withholding tax imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Assessable profits		¥ 0	¥ 0	¥ 0
PRC
TAXATION
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Assessable profits					¥ 0
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)	10.00%	10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong (as a percent)	5.00%	5.00%
Percentage of ownership interests to be held by foreign investors (as a percent)	25.00%	25.00%
PRC | BEST Technology | High and New Technology Enterprises
TAXATION
Preferential tax rate (as a percent)	15.00%	15.00%
Number of years for preferential tax rate	3 years	3 years